UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital Management, L.L.C.

Address:  909 Third Avenue
          30th Floor
          New York, New York 10022

13F File Number: 28-10356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Managing Member
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins          New York, New York            May 8, 2003
-----------------------     --------------------------   ---------------------
     [Signature]                 [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $344,267
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No. Form 13F File Number Name

1           28-10358                      KING STREET CAPITAL, LTD.

2           28-10355                      BRIAN J. HIGGINS

3           28-10357                      O. FRANCIS BIONDI, JR.


                                                   FORM 13F INFORMATION TABLE

                                             King Street Capital Management, L.L.C.
                                                         March 31, 2003

                                                     VALUE      SHRS OR     SH/      PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP         (X$1000)    PRN AMT     PRN      CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------    -----         --------    -------     ---      ----   ----------  --------  ----  ------  ----
Texas Genco
Holdings Inc.       Common            882443 10 4      1,565        90,000   SH             DEFINED     1, 2, 3         X
Texas Genco
Holdings Inc.       Common            882443 10 4      1,017        58,500   SH             DEFINED     1               X
Xcel Energy, Inc.   Common            98389B 10 0      3,513       274,200   SH             DEFINED     1, 2, 3         X
Xcel Energy, Inc.   Common            98389B 10 0      2,283       178,230   SH             DEFINED     1               X
Pacific Gas &
Electric Corp.      Common            69331C 10 8    169,732    12,619,500   SH             DEFINED     1, 2, 3         X
Pacific Gas &
Electric Corp.      Common            69331C 10 8    110,326     8,202,675   SH             DEFINED     1               X
Consolidated
Edison              Common            209115 95 4      7,694                200,000  Put    DEFINED     1, 2, 3         X
Consolidated
Edison              Common            209115 95 4      5,001                130,000  Put    DEFINED     1               X
Lincare
Holdings Inc.       Common            532791 95 0      6,138                200,000  Put    DEFINED     1, 2, 3         X
Lincare
Holdings Inc.       Common            532791 95 0      3,990                130,000  Put    DEFINED     1               X
Teco Energy Inc.    Common            872375 95 0      1,595                150,000  Put    DEFINED     1, 2, 3         X
Teco Energy Inc.    Common            872375 95 0      1,036                 97,500  Put    DEFINED     1               X
Tenet
Healthcare Corp.    Common            88033G 95 0      5,010                 300,000 Put    DEFINED     1, 2, 3         X
Tenet
Healthcare Corp.    Common            88033G 95 0      3,257                 195,000 Put    DEFINED     1               X
Calpine Corp.       Conv Bond         131347 BA 3     13,400    20,000,000    PRN           DEFINED     1, 2, 3         X
Calpine Corp.       Conv Bond         131347 BA 3      8,710    13,000,000    PRN           DEFINED     1               X
                                                     344,267
                                                     (thousands)




03853.0002 #403386